STOCKHOLDERS' EQUITY (Tables)	11 Months Ended
Dec. 31, 2015
Stockholders Equity Tables
Fair value of the option grant

The fair value of the option grant estimated on the date of grant uses the Black-Scholes option-pricing model with the following weighted-average assumptions:

July 31, 2011
Expected option life (year)	8
Expected volatility	58.62%*
Expected dividends	0.00%
Risk-free rate(s)	2.32%

Summary of compensation expense

Summary of Compensation Expense-Options

Date	Value on Date of Grant	Expenses Reported	Expense Projected	True-up Amount	Cumulative Reported Expense	Unrecognized Compensation	Weighted Average Period to Recognize
7/30/2011	504,024					504,024	7.0
1/31/2012		16,053			31,933	472,091	6.5
1/31/2013		61,132		(43)	95,065	408,959	5.5
1/31/2014		62,891		43	157,957	346,067	4.5
1/31/2015		62,941			220,898	283,126	3.5
12/31/2015		283,126			504,024	-	-